SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Year End SGD US Dollar Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	1.2842	1.3581	1.3181
Annual Average SGD US Dollar Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	1.3120	1.3342	1.3434